Basic and Diluted Earnings Per Common Share (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net earnings from continuing operations attributable to Martin Marietta	$ 425,386	$ 288,792	$ 155,638
Less: Distributed and undistributed earnings attributable to unvested awards	1,775	1,252	647
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	423,611	287,540	154,991
Basic and diluted net loss attributable to common shareholders from discontinued operations			(37)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$ 423,611	$ 287,540	$ 154,954
Basic weighted-average common shares outstanding	63,610	66,770	56,854
Effect of dilutive employee and director awards	251	250	234
Diluted weighted-average common shares outstanding	63,861	67,020	57,088